Vanguard Total World Bond ETF

Schedule of Investments (unaudited)
As of May 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Bond Fund (48.9%)
Vanguard Total Bond Market ETF	1,880,269	165,313

International Bond Fund (51.1%)
Vanguard Total International Bond ETF	3,008,992	172,927
Total Investment Companies (Cost $328,196)		338,240
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.307% (Cost $10)	99	10
Total Investments (100.0%) (Cost $328,206)		338,250
Other Assets and Liabilities—Net (0.0%)		1
Net Assets (100%)		338,251
Cost is in $000.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Underlying ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At May 31, 2020, 100% of the market value of the fund's investments was determined based on Level
1 inputs.

Total World Bond ETF

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Aug. 31,		Proceeds					May 31,
	2019		from	Realized	Change in		Capital Gain	2020
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	13	NA1	NA1	(1)	—	1	—	10
Vanguard Total
Bond Market ETF	77,146	132,595	50,361	2,300	3,633	2,463	—	165,313
Vanguard Total
International Bond
ETF	82,757	140,218	47,335	1,004	(3,717)	4,001	—	172,927

Total	159,916	272,813	97,696	3,303	(84)	6,465	—	338,250

1 Not applicable —purchases and sales are for temporary cash investment purposes.